FundX Investment Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

July 8, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:    FundX Investment Trust (the “Trust”)
SEC File Numbers: 333-194652; 811-22951

Dear Sir or Madam:

On behalf of the Trust and and its series, the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund and FundX Sustainable Impact Fund (the “Funds”), attached please find the definitive Proxy Statement to solicit shareholder approval of a new investment advisory agreement, due to an upcoming change of control.

Please direct any inquiries regarding this filing to me at (626) 914-7372. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Scott Resnick
Scott Resnick

For U.S. Bank Global Fund Services

Enclosures